5. STOCK OPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Outstanding beginning balance, Shares	132	69,404	65,312
Options granted, Shares	0	42,140	7,548
Options exercised, Shares	0	(1,786)	(2,424)
Options expired/forfeited, Shares	(21)	(3,822)	(1,031)
Outstanding ending balance, Shares	112	132	69,404
Vested and exercisable ending balance		90,411	59,881
Outstanding beginning balance, Weighted average exercise price	$ 36,000.00	$ 66.00	$ 68.00
Options granted, Weighted average exercise price	0.00	12.00	40.00
Options exercised, Weighted average exercise price	0.00	48.00	32.00
Options expired/forfeited, Weighted average exercise price	74,160.00
Outstanding ending balance, Weighted average exercise price	$ 29,376.00	36,000.00	66.00
Vested and exercisable ending balance		$ 49.00	$ 66.00